Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt	₱ 213,597	₱ 223,130
Principal	173,136	185,663
Interest	40,461	37,467
Lease obligations:	20,666	18,456
Operating lease	20,666	18,456
Other obligations:	128,729	134,057
Derivative financial liabilities	111	247
Trade and other payables undiscounted cash flows	128,618	133,810
Total contractual obligations	362,992	375,643
Forward Foreign Exchange Contracts [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	56
Interest Rate Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	18	147
Long Term Currency Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	35	100
Long-term Foreign Currency Options [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	2
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	44,007	40,166
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	59,776	60,494
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	6,573	6,191
Liability From Redemption Of Preferred Shares [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,870	7,883
Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,443	2,431
Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,083	2,422
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,575	1,544
Other Payables [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,291	12,679
2018 [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt	3,285	21,883
Principal	3,251	21,138
Interest	34	745
Lease obligations:	11,871	10,734
Operating lease	11,871	10,734
Other obligations:	120,556	117,717
Derivative financial liabilities	85	106
Trade and other payables undiscounted cash flows	120,471	117,611
Total contractual obligations	135,712	150,334
2018 [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	56
2018 [Member] | Interest Rate Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows		6
2018 [Member] | Long Term Currency Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	27	100
2018 [Member] | Long-term Foreign Currency Options [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	2
2018 [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	43,984	40,118
2018 [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	54,196	46,820
2018 [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	6,573	6,191
2018 [Member] | Liability From Redemption Of Preferred Shares [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,870	7,883
2018 [Member] | Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,083	2,422
2018 [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,575	1,544
2018 [Member] | Other Payables [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,190	12,633
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt	70,552	64,751
Principal	51,254	46,931
Interest	19,298	17,820
Lease obligations:	3,851	3,581
Operating lease	3,851	3,581
Other obligations:	5,907	1,793
Derivative financial liabilities	26	141
Trade and other payables undiscounted cash flows	5,881	1,652
Total contractual obligations	80,310	70,125
1-3 years [Member] | Interest Rate Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	18	141
1-3 years [Member] | Long Term Currency Swap [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities undiscounted cash flows	8
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	22	48
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	5,339	1,113
1-3 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	419	445
1-3 years [Member] | Other Payables [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	101	46
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt	48,958	51,414
Principal	37,925	40,886
Interest	11,033	10,528
Lease obligations:	2,266	1,972
Operating lease	2,266	1,972
Other obligations:	264	12,593
Trade and other payables undiscounted cash flows	264	12,593
Total contractual obligations	51,488	65,979
3-5 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	241	12,561
3-5 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	22	32
More than 5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt	90,802	85,082
Principal	80,706	76,708
Interest	10,096	8,374
Lease obligations:	2,678	2,169
Operating lease	2,678	2,169
Other obligations:	2,002	1,954
Trade and other payables undiscounted cash flows	2,002	1,954
Total contractual obligations	95,482	89,205
More than 5 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 2,002	₱ 1,954